Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 90.99%	Value
	Aerospace and Defense - 3.80%
2,653	Lockheed Martin Corp.	$1,003,762
	Auto Components - 0.19%
10,108	Nexen Corp. (b)	49,546
	Automobiles - 3.45%
84,399	Porsche Automobil Holding SE (b)	909,821
	Beverages - 1.82%
3,958	Heineken N.V. (b)	479,644
	Biotechnology - 1.66%
2,380	Alexion Pharmaceuticals, Inc. (a)	437,230
	Building Products - 1.18%
5,301	Masco Corp.	312,282
	Chemicals - 1.86%
15,120	Valvoline, Inc.	490,796
	Commercial Services & Supplies - 1.80%
10,099	Herman Miller, Inc.	476,067
	Diversified Financial Services - 3.77%
3,577	Berkshire Hathaway, Inc. - Class B (a)	994,120
	Food Products - 3.31%
12,417	Danone (b)	874,130
	Health Care Providers & Services - 13.23%
15,628	Centene Corp. (a)	1,139,750
16,299	CVS Health Corp.	1,359,988
5,190	McKesson Corp.	992,536
		3,492,274
	Hotels, Restaurants & Leisure - 4.22%
207,455	Domino's Pizza Group plc (b)	1,115,173
	Household Durables - 2.98%
8,094	Sony Corp. - ADR	786,898
	Insurance - 5.71%
34,690	AIA Group, Ltd. (b)	431,151
908	Markel Corp. (a)	1,077,532
		1,508,683
	Interactive Media & Services - 4.27%
5,532	Baidu, Inc. - ADR (a)	1,127,975
	IT Services - 2.03%
7,750	Cognizant Technology Solutions Corp. - Class A	536,765
	Media - 13.87%
15,637	Comcast Corp. - Class A	891,622
136,914	Grupo Televisa S.A.B. - ADR	1,955,132
4,703	Liberty Broadband Corp. - Class C (a)	816,723
		3,663,477
	Metals & Mining - 3.54%
45,128	Barrick Gold Corp. - ADR	933,247
	Personal Products - 2.82%
12,744	Unilever plc - ADR	745,524
	Pharmaceuticals - 5.72%
2,849	Johnson & Johnson	469,344
11,402	Novartis AG - ADR	1,040,319
		1,509,663
	Software - 5.67%
1,882	Microsoft Corp.	509,834
12,694	Oracle Corp.	988,101
		1,497,935
	Specialty Retail - 4.09%
5,265	Advance Auto Parts, Inc.	1,080,062
	TOTAL COMMON STOCKS (Cost $18,017,694)	24,025,074

	PREFERRED STOCKS - 8.38%
	Auto Components - 0.45%
14,157	Nexen Corp., 3.02% (b)	48,273
19,025	Nexen Tire Corp., 3.72% (b)	69,434
		117,707
	Capital Markets - 0.52%
1,800	Korea Investment Holdings Co., Ltd., 4.74% (b)	136,660
	Containers & Packaging - 0.05%
5,450	NPC, 4.53% (b)	14,397
	Personal Products - 0.33%
1,870	AMOREPACIFIC Group, 1.07% (b)	41,679
65	LG Household & Health Care, Ltd., 1.60% (b)	44,155
		85,834
	Technology Hardware, Storage & Peripherals - 7.03%
28,375	Samsung Electronics Co., Ltd., 3.59% (b)	1,856,980
	TOTAL PREFERRED STOCKS (Cost $856,164)	2,211,578

	MONEY MARKET FUND - 1.46%
384,865	First American Treasury Obligations Fund, Class Z, 0.01% (c)	384,865
	TOTAL MONEY MARKET FUND (Cost $384,865)	384,865

	Total Investments in Securities (Cost $19,258,723) - 100.83%	26,621,517
	Liabilities in Excess of Other Assets - (0.83)%	(217,902)
	TOTAL NET ASSETS - 100.00%	$26,403,615

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	52.1%
Republic of Korea	8.6%
Mexico	7.4%
United Kingdom	7.1%
China	4.3%
Switzerland	3.9%
Canada	3.5%
Germany	3.4%
France	3.3%
Japan	3.0%
Netherlands	1.8%
Hong Kong	1.6%
100.0%

Scharf Global Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Scharf Global Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$4,791,452	$-	$-	$4,791,452
Consumer Discretionary	3,941,502	-	-	3,941,502
Consumer Staples	2,099,298	-	-	2,099,298
Financials	2,502,803	-	-	2,502,803
Health Care	5,439,167	-	-	5,439,167
Industrials	1,792,111	-	-	1,792,111
Information Technology	2,034,700	-	-	2,034,700
Materials	1,424,042	-	-	1,424,042
Total Common Stocks	24,025,074	-	-	24,025,074
Preferred Stocks
Consumer Discretionary	117,707	-	-	117,707
Consumer Staples	85,834	-	-	85,834
Financials	136,660	-	-	136,660
Information Technology	1,856,980	-	-	1,856,980
Materials	14,397	-	-	14,397
Total Preferred Stocks	2,211,578	-	-	2,211,578
Money Market Fund	384,865	-	-	384,865
Total Investments in Securities	$26,621,517	$-	$-	$26,621,517

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.